Business Combinations (Details Narrative) (10-K) - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	Feb. 19, 2020	Apr. 09, 2019	Mar. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Payments for acquisition				$ 175,000
Initial fair value of shares			$ 600,000
Asset Purchase Agreement [Member] | Fuel Supplier [Member]
Convertible note		$ 533,500
Asset Purchase Agreement [Member] | Vehicle Notes [Member]
Convertible note		113,281
Balance Labs, Inc [Member] | Asset Purchase Agreement [Member]
Payments for acquisition		$ 100,000
Business acquisition, description		The seller was to be paid $100k of which, $35k was paid on the acquisition date and $65k to be paid out in 6 equal installments over a 6 month period as well as 100,000 shares of Balance Labs, Inc. common stock held by the Company. These shares were valued at the market price on the date of acquisition of $1.01 per share.
Number of common stock for acquisition		100,000
Market price		$ 1.01
Prior Management Company [Member] | Asset Purchase Agreement [Member]
Cash payment		$ 140,000
Neighborhood Fuel, Inc [Member] | Asset Purchase Agreement [Member]
Payments for acquisition	$ 750,000
Business acquisition, description	The Company purchased the assets with shares of the Company's common stock equal to a purchase price of $750,000, to be paid on the earlier of the completion of the Company's IPO or March 1, 2022. If the IPO occurs first, the seller will receive aggregate consideration in shares equal to $750,000 at the IPO price. If no IPO occurs by March 1, 2022, then the seller will receive aggregate consideration in shares equal to $750,000 based on a valuation of $35,000,000. The valuation of this contingent purchase price was performed using a Monte Carlo simulation that is to be revalued each period until settled.
Valuation for contingent purchase price	$ 35,000,000
Initial fair value of shares	$ 700,000				750,000
Recognized earnings loss on change of fair market					$ 50,000